Other investments (Tables)	12 Months Ended
Dec. 31, 2021
Other Investment Abstract
Disclosure of detailed information about other investments [Table Text Block]
	2021	2020
	$	$
Fair value through profit or loss (warrants and convertible instruments)
Balance - January 1	25,063	1,700
Acquisitions (i)	17,754	4,782
Exercises	(1,122)	(347)
Change in fair value	6,286	2,387
Amendment of a note receivable (ii)	-	16,541
Balance - December 31	47,981	25,063

Fair value through other comprehensive (loss) income (common shares)
Balance - January 1	115,590	57,409
Acquisitions	18,668	18,602
Exercises of warrants	600	452
Transfer from associates (Note 12)	-	8,998
Change in fair value	7,303	40,993
Disposals	(47,930)	(10,864)
Balance - December 31	94,231	115,590

Amortized cost (notes)
Balance - January 1	16,861	8,777
Acquisitions	14,961	7,998
Repayment	(3,007)	-
Transfer from short-term investments	-	8,467
Impairments	(2,112)	(7,998)
Foreign exchange revaluation impact	95	(383)
Balance - December 31	26,798	16,861
Total	169,010	157,514

(i) In 2021, acquisitions include an investment of $5.0 million in class A restricted voting units of Osisko Green Acquisition Limited, a newly-organized special purpose acquisition corporation, and a US$5.0 million ($6.4 million) convertible loan made by Osisko Development to IG Tintic LLC (Note 34).

(ii) In November 2020, a $15.9 million secured senior loan with Falco was amended to become convertible after the first anniversary of its execution date into common shares of Falco at a conversion price of $0.55 per share, subject to standard anti-dilution protections. The convertible debenture continues to bear interest at a rate of 7.0% per annum compounded quarterly and has a maturity date of December 31, 2022. The accrued interest receivable of $1.7 million on the loan prior to its conversion was capitalized to the capital of the note. In addition, Falco issued to Osisko 10,664,324 warrants of Falco, each exercisable for one common share of Falco at an exercise price of $0.69 for a period of 24 months from their date of issuance. The fair value of the warrants was evaluated at $1.1 million using the Black-Scholes model.